As filed with the Securities and Exchange Commission on September 29, 2008


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-21167

          NEUBERGER BERMAN CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.
          ------------------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                          605 Third Avenue, 2nd Floor
                         New York, New York 10158-0180
              (Address of Principal Executive Offices - Zip Code)

      Registrant's telephone number, including area code: (212) 476-8800

                   Peter E. Sundman, Chief Executive Officer
          Neuberger Berman California Intermediate Municipal Fund Inc.
                          605 Third Avenue, 2nd Floor
                         New York, New York 10158-0180

                             Arthur Delibert, Esq.
                                 K&L Gates LLP
                              1601 K Street, N.W.
                          Washington, D.C. 20006-1600
                  (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2008

Date of reporting period: July 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ({section} 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. {section} 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                   JULY 31, 2008

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc.
-------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT    SECURITY(@)                                     VALUE(+)
($000's omitted)                                            ($000's omitted)

ARIZONA (0.8%)
          750 Verrado Comm. Fac. Dist. Number 1 G.O., Ser.
              2003, 6.15%, due 7/15/17                             759

CALIFORNIA(140.4%)
          270 Abag Fin. Au. Cert. of Participation Rev.
              (Channing House), Ser. 1999, 4.90%, due
              2/15/09                                              271(B)
        3,050 Abag Fin. Au. Cert. of Participation Rev.
              (Episcopal Homes Foundation), Ser. 1998,
              5.13%, due 7/1/18                                  3,000(B)
        1,000 Abag Fin. Au. Rev. (San Diego Hosp. Assoc.),
              Ser. 2003 C, 5.13%, due 3/1/18                     1,009(B)
        1,250 Alameda Co. Cert. of Participation Ref. Rev.,
              Ser. 2001 A, (MBIA Insured), 5.38%, due
              12/1/17                                            1,316
        1,285 Bay Area Governments Assoc. BART SFO
              Extension Rev. (Arpt. Premium Fare), Ser.
              2002 A, (AMBAC Insured), 5.00%, due 8/1/21         1,302
        1,000 Burbank Pub. Svc. Dept. Elec. Rev., Ser.
              1998, (FSA Insured), 5.13%, due 6/1/16             1,011
          365 California Co. Tobacco Securitization Agcy.
              Tobacco Settlement Asset-Backed Rev., Ser.
              2002, 4.75%, due 6/1/19                              362
        1,750 California Ed. Fac. Au. Ref. Rev. (Stanford
              Univ.), Ser. 2001 R, 5.00%, due 11/1/21            1,795(B)
        2,000 California HFA Home Mtge. Rev., Ser. 2006 E,
              (FGIC Insured), 4.88%, due 2/1/17                  1,925
        2,000 California Hlth. Fac. Fin. Au. Rev. (Catholic
              Healthcare West), Ser. 2004 I, 4.95%, due
              7/1/26 Putable 7/1/14                              2,035(u)(B)
        2,000 California Hlth. Fac. Fin. Au. Rev.
              (Cedars-Sinai Med. Ctr.), Ser. 2005, 5.00%,
              due 11/15/21                                       2,010(B)
        1,000 California Hlth. Fac. Fin. Au. Rev. (Kaiser
              Permanente), Ser. 1998 B, 5.00%, due 10/1/20       1,014(B)
        1,100 California Infrastructure & Econ. Dev. Bank
              Rev. (Los Angeles Co. Museum of Nat'l History
              Foundation), Ser. 2008 A, (LOC: Allied Irish
              Bank), 1.90%, due 8/1/08                           1,100(u)(B)
          500 California Muni. Fin. Au. Ed. Rev. (American
              Heritage Ed. Foundation Proj.), Ser. 2006 A,
              5.00%, due 6/1/16                                    484(B)
        1,040 California Muni. Fin. Au. Rev. (Loma Linda
              Univ.), Ser. 2007, 5.00%, due 4/1/21               1,045
          300 California Poll. Ctrl. Fin. Au., Ref. PCR
              (Pacific Gas & Elec. Co.), Ser. 1997 B, (LOC:
              JP Morgan Chase), 2.30%, due 8/1/08                  300(u)(B)
        4,000 California Poll. Ctrl. Fin. Au. Ref. PCR
              (Pacific Gas & Elec. Co.), Ser. 1996 A, (MBIA
              Insured), 5.35%, due 12/1/16                       4,091(B)
        1,500 California Poll. Ctrl. Fin. Au. Solid Waste
              Disp. Rev. (Republic Svc., Inc. Proj.), Ser.
              2002 B, 5.25%, due 6/1/23 Putable 12/1/17          1,422(u)(B)
        3,000 California Poll. Ctrl. Fin. Au. Solid Waste
              Disp. Rev. (Waste Management, Inc. Proj.),
              Ser. 2005 C, 5.13%, due 11/1/23                    2,522(B)
        4,500 California St. Dept. of Wtr. Res. Pwr. Supply
              Rev., Ser. 2002 A, 5.75%, due 5/1/17
              Pre-Refunded 5/1/12                                5,015
        1,000 California St. Dept. of Wtr. Res. Pwr. Supply
              Rev., Ser. 2002 A, 5.38%, due 5/1/22
              Pre-Refunded 5/1/12                                1,101
        1,470 California St. Dept. of Wtr. Rev. (Ctrl.
              Valley Proj.), Ser. 2008 AE, 5.00%, due
              12/1/20                                            1,567
        2,250 California St. G.O., Ser. 2002, 5.00%, due
              10/1/17                                            2,345
        1,000 California St. Pub. Works Board Lease (Dept.
              of Gen. Svc.) Rev. (Cap. East End Complex),
              Ser. 2002 A, (AMBAC Insured), 5.25%, due
              12/1/16                                            1,065
        1,095 California St. Pub. Works Board Lease Rev.
              (California Comm. Colleges), Ser. 2004 B,
              5.50%, due 6/1/20                                  1,150
        3,000 California St. Pub. Works Board Lease Rev.
              (Regents of the Univ. of California, UCLA
              Replacement Hosp.), Ser. 2002 A, (FSA
              Insured), 5.38%, due 10/1/13                       3,251


See Notes to Schedule of Investments

                                                                   JULY 31, 2008

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc. cont'd
--------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT    SECURITY(@)                                     VALUE(+)
($000's omitted)                                            ($000's omitted)
        1,000 California St. Univ. Fresno Assoc., Inc. Rev.
              (Auxiliary Organization Event Ctr.), Ser.
              2002, 5.00%, due 7/1/12                            1,076
        2,000 California Statewide CDA Cert. of
              Participation Rev. (Children's Hosp. Los
              Angeles), Ser. 1999, 5.13%, due 8/15/19            2,002(B)
        1,630 California Statewide CDA Cert. of
              Participation Rev. (The Internext Group),
              Ser. 1999, 5.38%, due 4/1/17                       1,634(B)
        1,000 California Statewide CDA Hlth. Fac. Rev.
              (Adventist Hlth.), Ser. 2005 A, 5.00%, due
              3/1/20                                               986(B)
        5,000 California Statewide CDA Hlth. Fac. Rev.
              (Mem. Hlth. Svcs.), Ser. 2003 A, 6.00%, due
              10/1/16                                            5,320(B)
        1,500 California Statewide CDA Rev. (California
              Baptist Univ.), Ser. 2007 A, 5.30%, due
              11/1/18                                            1,443(B)
        1,000 California Statewide CDA Rev. (Daughters of
              Charity Hlth.), Ser. 2005 G, 5.00%, due
              7/1/22                                               961(B)
          500 California Statewide CDA Rev. (Valley Care
              Hlth. Sys.), Ser. 2007 A, 4.80%, due 7/15/17         467(B)
        1,020 Cerritos Pub. Fin. Au. Sub. Tax Allocation
              Rev. (Cerritos Redev. Proj.), Ser. 2002 B,
              4.40%, due 11/1/16                                 1,010
        2,550 Contra Costa Comm. College Dist. G.O., Ser.
              2002, (FGIC Insured), 5.25%, due 8/1/17            2,694
        1,365 Daly City Hsg. Dev. Fin. Agcy. Rev. Ref.
              (Franciscan Mobile Home Park), Ser. 2007 A,
              5.00%, due 12/15/21                                1,353(B)
          820 Folsom Pub. Fin. Au. Spec. Tax Rev., Ser.
              2007 B, 4.40%, due 9/1/12                            803
          250 Folsom Pub. Fin. Au. Spec. Tax Rev., Ser.
              2007 B, 4.40%, due 9/1/13                            242
        2,000 Fresno Joint Pwr. Fin. Au. Lease Rev. (Master
              Lease Proj.), Ser. 2008 A, 5.00%, due 4/1/23       2,054
        1,000 Fresno Unified Sch. Dist. Ref. G.O., Ser.
              2002 A, (MBIA Insured), 6.00%, due 2/1/17          1,103
        2,835 Glendale Redev. Agcy. Tax Allocation Rev.
              (Central Glendale Redev. Proj.), Ser. 2002,
              (MBIA Insured), 5.00%, due 12/1/16                 2,912
        2,480 Glendale Redev. Agcy. Tax Allocation Rev.
              (Central Glendale Redev. Proj.), Ser. 2002,
              (MBIA Insured), 5.25%, due 12/1/17                 2,636
        1,000 Kings Canyon Joint Unified Sch. Dist. G.O.,
              Ser. 2002, (FGIC Insured), 5.38%, due 8/1/17       1,057
        1,245 Long Beach Bond Fin. Au. Tax Allocation Rev.
              (Downtown, North Long Beach, Poly High, &
              West Beach Redev. Proj.), Ser. 2002 A, (AMBAC
              Insured), 5.38%, due 8/1/17 Pre-Refunded
              8/1/12                                             1,366
          660 Long Beach Bond Fin. Au. Tax Allocation Rev.
              (North Long Beach Proj.), Ser. 2002 A, (AMBAC
              Insured), 5.38%, due 8/1/17                          694
          500 Long Beach Fin. Au. Rev., Ser. 1992, (AMBAC
              Insured), 6.00%, due 11/1/17                         560
        1,275 Los Angeles Co. Long Beach Unified Sch. Dist.
              G.O., Ser. 2002 D, (FSA Insured), 5.00%, due
              8/1/17                                             1,320
        5,000 Los Angeles Dept. of Arpts. Rev. (Los Angeles
              Int'l Arpt.), Ser. 2002 A, (FGIC Insured),
              5.25%, due 5/15/18                                 5,194
          500 Marin Co. Dixie Elementary Sch. Dist. G.O.,
              Ser. 2000 A, (FSA Insured), 5.38%, due 8/1/17        523
        1,045 Marin Co. Muni. Wtr. Dist. Wtr. Ref. Rev.,
              Ser. 2002, (AMBAC Insured), 5.00%, due 7/1/17      1,086
        1,090 Moreland Sch. Dist. Ref. G.O., Ser. 2002,
              (FGIC Insured), 5.13%, due 9/1/17                  1,141
        1,000 Mountain House Pub. Fin. Au. Util. Sys. Rev.,
              Ser. 2007, 5.00%, due 12/1/22                      1,004
          535 Nevada & Placer Cos. Irrigation Dist. Cert.
              of Participation Rev., Ser. 2002, (FGIC
              Insured), 5.00%, due 1/1/16                          544
          565 Nevada & Placer Cos. Irrigation Dist. Cert.
              of Participation Rev., Ser. 2002, (FGIC
              Insured), 5.00%, due 1/1/17                          572
          500 Northstar Comm. Svcs. Dist. Spec. Tax (Comm.
              Facs. Dist. Number 1), Ser. 2006, 4.70%, due
              9/1/18                                               458
          500 Northstar Comm. Svcs. Dist. Spec. Tax (Comm.
              Facs. Dist. Number 1), Ser. 2006, 4.75%, due
              9/1/19                                               449
        1,045 Oakland  G.O., Ser. 2002 A, (FGIC Insured),
              5.00%, due 1/15/15                                 1,085
        1,210 Oakland  G.O., Ser. 2002 A, (FGIC Insured),
              5.00%, due 1/15/18                                 1,245
          605 Oakland Redev. Agcy. Rev. (Coliseum Area
              Redev. Proj.), Ser. 2003, 5.00%, due 9/1/16
              Pre-Refunded 3/1/13                                  657


See Notes to Schedule of Investments

                                                                   JULY 31, 2008

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc. cont'd
--------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT    SECURITY(@)                                     VALUE(+)
($000's omitted)                                            ($000's omitted)
          635 Oakland Redev. Agcy. Rev. (Coliseum Area
              Redev. Proj.), Ser. 2003, 5.00%, due 9/1/17
              Pre-Refunded 3/1/13                                  690
        1,290 Oakland Redev. Agcy. Sub. Tax Allocation Rev.
              (Central Dist. Redev. Proj.), Ser. 2003,
              (FGIC Insured), 5.50%, due 9/1/17                  1,353
        1,445 Oceanside Cert. of Participation Ref. Rev.,
              Ser. 2003 A, (AMBAC Insured), 5.25%, due
              4/1/14                                             1,548
        3,890 Port of Oakland Ref. Rev., Ser. 2002 N, (MBIA
              Insured), 5.00%, due 11/1/13                       3,975
        2,655 Riverside Co. Eastern Muni. Wtr. Dist. Cert.
              of Participation Wtr. & Swr. Rev., Ser. 2001
              A, (FGIC Insured), 5.00%, due 7/1/19               2,714
          440 Roseville Stone Point Comm. Fac. District
              Number 1 Special Tax Rev., Ser. 2003, 5.70%,
              due 9/1/17                                           440
        2,600 Sacramento Muni. Util. Dist. Elec. Rev., Ser.
              1997 K, (AMBAC Insured), 5.70%, due 7/1/17         2,887
          830 San Diego Redev. Agcy. Sub. Parking Rev.
              (Centre City Redev. Proj.), Ser. 2003 B,
              4.80%, due 9/1/15                                    836
          820 San Diego Redev. Agcy. Sub. Parking Rev.
              (Centre City Redev. Proj.), Ser. 2003 B,
              4.90%, due 9/1/16                                    827
        2,000 San Diego Unified Sch. Dist. G.O., Ser. 2002
              D, (FGIC Insured), 5.25%, due 7/1/21               2,160
        1,500 San Francisco Bay Area Toll Au. Toll Bridge
              Rev., Ser. 2001 D, 5.00%, due 4/1/17
              Pre-Refunded 4/1/11                                1,595
        1,500 San Francisco City & Co. Int'l Arpt. Rev.,
              Ser. 1999 23A, (FGIC Insured), 5.25%, due
              5/1/16                                             1,521
        5,000 San Francisco City & Co. Redev. Agcy. Lease
              Ref. Rev. (George R. Moscone Convention
              Ctr.), Ser. 2003, (FSA Insured), 5.00%, due
              7/1/17                                             5,194
        1,000 San Jose Arpt. Ref. Rev., Ser. 2003 B, (FSA
              Insured), 5.00%, due 3/1/11                        1,038
        1,615 San Jose Arpt. Ref. Rev., Ser. 2003 B, (FSA
              Insured), 5.00%, due 3/1/12                        1,685
        2,500 San Jose Fin. Au. Lease Rev. (Civic Ctr.
              Proj.), Ser. 2002 B, (AMBAC Insured), 5.25%,
              due 6/1/17                                         2,628
          925 San Jose Multi-Family Hsg. Rev. (Fallen
              Leaves Apts. Proj.), Ser. 2002 J1, (AMBAC
              Insured), 4.95%, due 12/1/22                         875(B)
        1,620 Santa Clara Co. Fremont Union High Sch. Dist.
              G.O., Ser. 2002 C, (FSA Insured), 5.00%, due
              9/1/20                                             1,758
        1,000 Santa Rosa Rancheria Tachi Yokut Tribe
              Enterprise Rev., Ser. 2003, 6.13%, due 3/1/13        997
          525 Sierra View Local Hlth. Care Dist. Rev., Ser.
              2007, 4.40%, due 7/1/13                              531
          505 Sierra View Local Hlth. Care Dist. Rev., Ser.
              2007, 4.50%, due 7/1/14                              510
        3,905 Solano Co. Cert. of Participation Rev., Ser.
              2002, (MBIA Insured), 5.25%, due 11/1/17
              Pre-Refunded 11/1/12                               4,288
          920 South Gate Pub. Fin. Au. Tax Allocation Rev.
              (South Gate Redev. Proj. Number 1), Ser.
              2002, (XLCA Insured), 5.00%, due 9/1/16              944
          400 Southern California Pub. Pwr. Au. Rev.
              (Natural Gas Proj. Number 1), Ser. 2007 A,
              5.00%, due 11/1/18                                   394
        1,250 Sunnyvale Sch. Dist. G.O. (Election 2004),
              Ser. 2005 A, (FSA Insured), 5.00%, due 9/1/21      1,304
        1,300 Tulare Local Hlth. Care Dist., Ser. 2007,
              5.00%, due 11/1/20                                 1,227
                                                               -------
                                                               135,078

FLORIDA (0.8%)
          750 Miami Beach Hlth. Fac. Au. Hosp. Ref. Rev.
              (Mount Sinai Med. Ctr. of Florida Proj.),
              Ser. 2004, 6.25%, due 11/15/09                       765(B)

GUAM (0.7%)
          700 Guam Gov't Waterworks Au. Wtr. & Wastewater
              Sys. Rev., Ser. 2005, 5.50%, due 7/1/16              702

LOUISIANA (2.7%)
        1,500 Morehouse Parish Ref. PCR (Int'l Paper Co.
              Proj.), Ser. 2001 A, 5.25%, due 11/15/13           1,472(B)
        1,250 Tobacco Settlement Fin. Corp. Tobacco
              Settlement Asset-Backed Rev., Ser. 2001 B,
              5.50%, due 5/15/30                                 1,129
                                                               -------
                                                                 2,601


See Notes to Schedule of Investments

                                                                   JULY 31, 2008

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc. cont'd
--------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT    SECURITY(@)                                     VALUE(+)
($000's omitted)                                            ($000's omitted)
NEW YORK (1.6%)
        1,000 Nassau Co. IDA Continuing Care Retirement
              Comm. Rev. (The Amsterdam Harborside), Ser.
              2007 A, 5.88%, due 1/1/18                            998(B)
          500 New York City IDA Liberty Rev. (7 World Trade
              Ctr., LLC Proj.), Ser. 2005 A, 6.25%, due
              3/1/15                                               504
                                                               -------
                                                                 1,502
NORTH CAROLINA (1.6%)
        1,405 North Carolina Muni. Pwr. Agcy. Number 1
              Catawba Elec. Rev., Ser. 2003 A, 5.50%, due
              1/1/14                                             1,493

PENNSYLVANIA (1.1%)
        1,000 Cumberland Co. West Shore Area Au. Hosp. Rev.
              (Holy Spirit Hosp. of the Sisters of
              Christian Charity Proj.), Ser. 2001, 6.00%,
              due 1/1/18                                         1,020(B)

PUERTO RICO (6.4%)
        1,215 Puerto Rico Children's Trust Tobacco
              Settlement Asset-Backed Rev., Ser. 2002,
              5.38%, due 5/15/33                                 1,082
        1,000 Puerto Rico Ind., Tourist, Ed., Med. & Env.
              Ctrl. Fac. Rev. (Polytechnic Univ. of Puerto
              Rico Proj.), Ser. 2002 A, (ACA Insured),
              5.25%, due 8/1/15                                  1,002(B)
        3,000 Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002
              A, (FSA Insured), 5.25%, due 8/1/17                3,096
        1,000 Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002
              A, (FSA Insured), 5.25%, due 8/1/21                1,022
                                                               -------
                                                                 6,202
TEXAS (1.4%)
          900 Brazos River Au. Ref. PCR (TXU Energy Co. LLC
              Proj.), Ser. 2003 A, 6.75%, due 4/1/38
              Putable 4/1/13                                       847(u)(B)
          500 Dallas-Fort Worth Int'l Arpt. Fac. Imp. Corp.
              Rev., Ser. 2004 A1, 6.15%, due 1/1/16                491(B)
                                                               -------
                                                                 1,338
VIRGIN ISLANDS (2.0%)
          250 Virgin Islands Pub. Fin. Au. Refinery Fac.
              Rev. (HOVENSA Refinery), Ser. 2003, 6.13%,
              due 7/1/22                                           248
          750 Virgin Islands Pub. Fin. Au. Rev. (Virgin
              Islands Matching Fund Loan Notes), Ser. 1998
              E, 6.00%, due 10/1/22                                758
        1,000 Virgin Islands Wtr. & Pwr. Au. Elec. Sys.
              Ref. Rev., Ser. 1998, 5.30%, due 7/1/18              958
                                                               -------
                                                                 1,964

              TOTAL INVESTMENTS (159.5%) (COST $153,500)       153,424(##)

              Cash, receivables and other assets, less
              liabilities (1.8%)                                 1,758

              Liquidation Value of Auction Market
              Preferred Shares [(61.3%)]                      (59,000)

              TOTAL NET ASSETS APPLICABLE TO COMMON
                SHAREHOLDERS (100.0%)                          $96,182


See Notes to Schedule of Investments

                                                       JULY 31, 2008 (UNAUDITED)

      NOTES TO SCHEDULE OF INVESTMENTS
      --------------------------------

(+) Investments in securities by Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", and collectively, the "Funds") are valued daily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include considerations such as: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. If a valuation is not available from an independent pricing service, the Funds seek to obtain quotations from principal market makers. If such quotations are not readily available, securities are valued using methods each Fund's Board of Directors has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(##) At July 31, 2008, selected Fund information on a U.S. federal income tax basis was as follows:


(000'S OMITTED)                                                         NET
NEUBERGER BERMAN                         GROSS         GROSS     UNREALIZED
                                    UNREALIZED    UNREALIZED   APPRECIATION
                            COST  APPRECIATION  DEPRECIATION (DEPRECIATION)

CALIFORNIA              $153,500        $1,999        $2,075          $(76)
INTERMEDIATE             470,025         8,420         6,659          1,761
NEW YORK                 125,058         1,509         1,398            111

(@) At time of investment, municipal securities purchased by the Funds are within the four highest rating categories (with respect to at least 80% of total assets) assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc., Standard & Poor's Ratings Services, or Fitch, Inc. or, where not rated, are determined by the Funds' investment manager to be of comparable quality. Approximately 77%, 71%, and 66% of the municipal securities held by California, Intermediate, and New York, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

(B)   Security is guaranteed by the corporate or non-profit obligor.

(OO) All or a portion of this security is segregated as collateral for when-issued purchase commitments.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of July 31, 2008.

For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements.

                                                       JULY 31, 2008 (UNAUDITED)

(a) Security is subject to a guarantee provided by Bayerische Landesbank, backing 100% of the total principal.




For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

     On September 15, 2008 Lehman Brothers Holdings Inc., a publicly owned holding company which wholly owns Neuberger Berman Management LLC, Neuberger Berman, LLC and Lehman Brothers Asset Management LLC, filed a voluntary petition under Chapter 11 of the U.S. Bankruptcy Code.

     On September 29, 2008 it was announced that Bain Capital Partners, LLC and Hellman & Friedman LLC agreed to acquire, subject to certain approvals including the Lehman Brothers Holdings Inc. bankruptcy court approval, Neuberger Berman and the fixed income and certain alternative asset management businesses of Lehman Brothers' Investment Management Division, in a cash transaction with Lehman Brothers Holdings Inc.

     In the meantime, Neuberger Berman Management LLC, Neuberger Berman, LLC and Lehman Brothers Asset Management LLC will continue to operate in the ordinary course of business as the investment manager/sub-adviser of the Neuberger Berman/Lehman Brothers Funds.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

 (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman California Intermediate Municipal Fund Inc.


By:/s/ Peter E. Sundman
   ---------------------
   Peter E. Sundman
   Chief Executive Officer

Date: September 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:/s/ Peter E. Sundman
   ---------------------
   Peter E. Sundman
   Chief Executive Officer

Date: September 29, 2008


By:/s/John M. McGovern
   --------------------
   John M. McGovern
   Treasurer and Principal Financial
   and Accounting Officer

Date: September 29, 2008